      As filed with the Securities and Exchange Commission on June 8, 2006
                Securities Act of 1933 Registration No. 33-73404
            Investment Company Act of 1940 Registration No. 811-08236

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                      Pre-Effective Amendment No. ____ [ ]
                       Post-Effective Amendment No. 48 [X]

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                              Amendment No. 50 [X]
                        (Check appropriate box or boxes)

                                 NORTHERN FUNDS
               (Exact Name of Registrant as Specified in Charter)

                             50 South LaSalle Street
                             Chicago, Illinois 60603
                    (Address of Principal Executive Offices)

                                  800-595-9111
              (Registrant's Telephone Number, including Area Code)

Name and Address of Agent for Service:          with a copy to:
Jeffrey A. Dalke, Esquire
Drinker Biddle & Reath LLP                      Linda Hoard, Assistant Secretary
One Logan Square                                PFPC Inc.
18th and Cherry Streets                         99 High Street, 27th Floor
Philadelphia, Pennsylvania 19103-6996           Boston, Massachusetts 02110

     It is proposed that this filing become effective (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)

     [X]  on June 22, 2006 pursuant to paragraph (b)

     [ ]  60 days after filing pursuant to paragraph (a)(1)

     [ ]  On (date) pursuant to paragraph (a)(1)

     [ ]  75 days after filing pursuant to paragraph (a)(2)

     [ ]  On (date) pursuant to paragraph (a)(2) of Rule 485

     If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment is being filed solely to designate a new effective date for Post-Effective Amendment No. 46 ("PEA No. 46") to the Registrant's Registration Statement on Form N-1A filed on March 27, 2006. The Prospectus and Statement of Additional Information with respect to the Registrant's Multi-Manager International Equity Fund, Multi-Manager Mid Cap Fund and Multi-Manager Small Cap Fund are incorporated herein by reference to PEA No. 46.

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

The following exhibits are incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A (the "Registration Statement") (Accession No. 0000893220-96-000957), Post-Effective Amendment No. 11 to such Registration Statement (Accession No. 0000893220-96-001248), Post-Effective Amendment No. 12 to such Registration Statement (Accession No. 0000893220-96-001771), Post-Effective Amendment No. 16 to such Registration Statement (Accession No. 0000893220-97-001320), Post-Effective Amendment No. 19 to such Registration Statement (Accession No. 0000893220-98-000578), Post-Effective Amendment No. 22 to such Registration Statement (Accession No. 0000893220-99-000673), Post-Effective Amendment No. 27 to such Registration Statement (Accession No. 0000893220-99-001176), Post-Effective Amendment No. 28 to such Registration Statement (Accession No. 0000948221-99-000405), Post-Effective Amendment No. 30/31 to such Registration Statement (Accession Nos. 0000927405-00-000135 and 0000927405-00-000136),
Post-Effective Amendment No. 34 to such Registration Statement (Accession No. 0000948221-00-000340), Post-Effective Amendment No. 35 to such Registration Statement (Accession No. 0000912057-01-007427), Post-Effective Amendment No. 36 to such Registration Statement (Accession No. 0000912057-01-517742), Post-Effective Amendment No. 37 to such Registration Statement (Accession No. 0000912057-01-525747), Post-Effective Amendment No. 38 to such Registration Statement (Accession No. 0000912057-02-022419), Post-Effective Amendment No. 39 to such Registration Statement (Accession No. 0001047469-03-025437), Post-Effective Amendment No. 40 to such Registration Statement (Accession No. 0000950137-04-005850), Post-Effective Amendment No. 41 to such Registration Statement (Accession No. 0000950137-04-010606), Post-Effective Amendment No. 42 to such Registration Statement (Accession No. 0000950137-05-006454), Post-Effective Amendment No. 43 to such Registration Statement (Accession No. 0000950137-05-009176), Post-Effective Amendment No. 44 to such Registration Statement (Accession No. 0000950137-05-011529), Post-Effective Amendment No. 45 to such Registration Statement (Accession No. 0000950137-05-015036), Post-Effective Amendment No. 46 to such Registration Statement (Accession No. 0000950137-06-003828) and Post-Effective Amendment No. 47 to such Registration Statement (Accession No. 0000950137-06-004561).

     (a) (1) Agreement and Declaration of Trust dated February 7, 2000 filed as Exhibit (a)(19) to Post-Effective Amendment No. 30/31 to Registrant's Registration Statement on Form N-1A, filed on May 15, 2000 (Accession Nos. 0000927405-00-000135 and
               0000927405-00-000136) ("PEA No. 30/31").

          (2) Amendment No. 1 to the Agreement and Declaration of Trust dated February 8, 2000 filed as Exhibit (a)(2) to Post-Effective Amendment No.

               34 to Registrant's Registration Statement on Form N-1A, filed on July 31, 2000 (Accession No. 0000948221-00-000340) ("PEA No.
               34").

          (3) Amendment No. 2 to the Agreement and Declaration of Trust dated May 2, 2000 filed as Exhibit (a)(3) to PEA No. 34.

          (4) Amendment No. 3 to the Agreement and Declaration of Trust dated September 25, 2000 filed as Exhibit (a)(1) to Post Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (Accession No. 0000912057-01-007427) ("PEA No. 35").

          (5) Amendment No. 4 to the Agreement and Declaration of Trust dated February 2, 2001 filed as Exhibit (a)(2) to PEA No. 35.

          (6) Amendment No. 5 to the Agreement and Declaration of Trust dated July 29, 2003 filed as Exhibit (a)(6) to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A, filed on July 29, 2003 (Accession No. 0001047469-03-025437) ("PEA No.
               39").

          (7) Amendment No. 6 to the Agreement and Declaration of Trust dated October 26, 2004 filed as Exhibit (a)(7) to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A, filed on December 1, 2004 (Accession No.
               0000950137-04-010606)("PEA No. 41").

          (8) Amendment No. 7 to the Agreement and Declaration of Trust dated February 11, 2005 filed as Exhibit (a)(8) to Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A, filed on May 25, 2005 (Accession No.
               0000950137-05-006454) ("PEA No. 42").

          (9) Amendment No. 8 to the Agreement and Declaration of Trust dated May 7, 2005 filed as Exhibit (a)(9) to PEA No. 42.

          (10) Amendment No. 9 to the Agreement and Declaration of Trust dated November 4, 2005 filed as Exhibit (a)(10) to PEA No. 45 ("PEA No. 45").

          (11) Amendment No. 10 to the Agreement and Declaration of Trust dated February 16, 2006 is filed as Exhibit (a)(11) to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A, filed on March 27, 2006 (Accession No.
               0000950137-06-003828) ("PEA No. 46").

     (b) (1) Amended and Restated By-Laws adopted August 2, 2000 filed as Exhibit (b)(1) to Post Effective Amendment No. 38 to Registrant's Registration

               Statement on Form N-1A, filed on May 30, 2002 (Accession No. 0000912057-02-022419) ("PEA No. 38").

          (2) Amendment No. 1 to the Amended and Restated By-Laws adopted March 31, 2003 filed as Exhibit (b)(2) to Post Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A, filed on July 29, 2003 (Accession No. 0001047469-03-025437) ("PEA No.
               39").

          (3) Amendment No. 2 to the Amended and Restated By-Laws adopted July 29, 2003 filed as Exhibit (b)(3) to PEA No. 39.

          (4) Amendment No. 3 to the Amended and Restated By-Laws adopted April 27, 2004 filed as Exhibit (b)(4) to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A, filed on July 26, 2004 (Accession No. 0000950137-04-005850) ("PEA No.
               40").

          (5) Amendment No. 4 to the Amended and Restated By-Laws adopted July 27, 2004 filed as Exhibit (b)(5) to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A, filed December 1, 2004 (Accession No. 0000950137-04-010606) ("PEA No.
               41").

     (c) Articles IV, V, VI, VII and IX of the Agreement and Declaration of Trust dated February 7, 2000 filed as Exhibit (a)(19) to PEA No. 30/31.

     (d) (1) Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(1) to PEA No. 35.

          (2) Addendum No. 1 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(2) to PEA No. 35.

          (3) Addendum No. 2 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(3) to PEA No. 35.

          (4) Addendum No. 3 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(4) to PEA No. 35.

          (5) Addendum No. 4 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(5) to PEA No. 35.

          (6) Addendum No. 5 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(6) to PEA No. 35.

          (7) Addendum No. 6 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(7) to PEA No. 35.

          (8) Addendum No. 7 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(8) to PEA No. 35.

          (9) Addendum No. 8 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(9) to PEA No. 35.

          (10) Addendum No. 9 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(10) to PEA No. 35.

          (11) Addendum No. 10 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(11) to PEA No. 35.

          (12) Addendum No. 11 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated September 26, 2000 filed as Exhibit (d)(12) to PEA No. 35.

          (13) Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated August 2, 2000 filed as Exhibit (d)(13) to PEA No. 35.

          (14) Assumption Agreement between The Northern Trust Investments, Inc. and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(14) to PEA No. 35.

          (15) Addendum No. 1 to the Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, Inc. dated May 17, 2001 filed as Exhibit (d)(15) to Post Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A, filed on May 29, 2001 (Accession No.
               0000912057-01-517742) ("PEA No. 36").

          (16) Addendum No. 2 to the Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, N.A. dated February 14, 2005 filed as Exhibit (d)(16) to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A, filed on May 25, 2005 (Accession No. 0000950137-05-006454) ("PEA
               No. 42").

          (17) Addendum No. 3 to the Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, N.A. dated December 5, 2005 filed as Exhibit (d)(17) to PEA No. 45.

          (18) Addendum No. 4 to the Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, N.A. dated February 17, 2006 is filed as Exhibit (d)(18) to PEA No. 46.

          (19) Form of Investment Advisory and Ancillary Services Agreement between Northern Funds, Northern Trust Global Advisors, Inc., and Northern Trust Investments, N.A. is filed as Exhibit (d)(19) to PEA No. 46.

          (20) Form of Addendum No. 5 to the Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, N.A. is filed as Exhibit (d)(20) to Post-Effective Amendment No. 47 to the Registrant's Registration Statement on Form N-1A, filed on April 14, 2006 (Accession No. 0000950137-06-004561) ("PEA No. 47").

          (21) Assumption Agreement between The Northern Trust Company and Northern Trust Investments, Inc. dated January 1, 2001 filed as Exhibit (d)(16) to PEA No. 35.

          (22) Assumption Agreement between Northern Trust Investments, Inc. and Northern Trust Global Investments (Europe) Limited, dated as of April 1, 2002 filed as Exhibit (d)(17) to PEA No. 39.

          (23) Assumption Agreement by and among The Northern Trust Company, Northern Trust Investments, Inc. and Northern Trust Global Investments (Europe) Limited dated May 2, 2001 filed as Exhibit
               (d)(17) to Post Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A, filed on July 30, 2001 (Accession No. 0000912057-01- 525747) ("PEA No. 37").

          (24) Fee Reduction Commitment dated July 31, 2002 by Northern Trust Investments, Inc. and Northern Trust Global Investments (Europe) Limited filed as Exhibit (d)(19) to PEA No. 39.

          (25) Fee Reduction Commitment dated July 31, 2002 by Northern Trust Investments, Inc. filed as Exhibit (d)(20) to PEA No. 39.

          (26) Fee Reduction Commitment dated July 31, 2004 by Northern Trust Investments, N.A. and Northern Trust Global Investments (Europe) Limited is filed as Exhibit (d)(21) to PEA No. 40.

          (27) Fee Reduction Commitment dated February 24, 2005 by Northern Trust Investments, N.A. filed as Exhibit (d)(23) to PEA No. 42.

          (28) Fee Reduction Commitment dated February 17, 2006 by Northern Trust Investments, N.A. and Northern Trust Global Investments Limited filed as Exhibit (d)(27) to PEA No. 46.

          (29) Acknowledgement of Conversion between Northern Trust Investments, N.A. and Registrant dated July 31, 2003 filed as Exhibit (d)(22) to PEA No. 40.

          (30) Form of Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc. and Northern Trust Investments, Inc. and each Sub-Adviser filed as Exhibit (d)(30) to PEA No. 47.

     (e) (1) Distribution Agreement between Registrant and Northern Funds Distributors, LLC dated December 31, 2000 filed as Exhibit (e)(2) to PEA No. 35.

          (2) Amended and Restated Schedule A to the Distribution Agreement between Northern Funds and Northern Funds Distributors, LLC dated May 17, 2001 filed as Exhibit (e)(3) to PEA No. 36.

          (3) Amended and Restated Schedule A to the Distribution Agreement between Northern Funds and Northern Funds Distributors, LLC dated February 14, 2005 filed as Exhibit (e)(3) to PEA No. 42.

          (4) Amended and Restated Schedule A to the Distribution Agreement between Northern Funds and Northern Funds Distributors, LLC dated December 5, 2005 filed as Exhibit (e)(4) to PEA No. 45.

          (5) Amended and Restated Schedule A to the Distribution Agreement between Northern Funds and Northern Funds Distributors, LLC dated February 17, 2006 filed as Exhibit (e)(5) to PEA No. 46.

          (6) Form of Amended and Restated Schedule A to the Distribution Agreement between Northern Funds and Northern Funds Distributors, LLC filed as Exhibit (e)(6) to PEA No. 46.

          (7) Form of Amended and Restated Schedule A to the Distribution Agreement between Northern Funds and Northern Funds Distributors, LLC filed as Exhibit (e)(7) to PEA No. 47.

     (f)       None.

     (g) (1) Custodian Agreement between Registrant and The Northern Trust Company dated April 1, 1994 ("Custodian Agreement") filed as
               Exhibit 8(a) to Post Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (Accession No.
               0000893220-96-001248) ("PEA No. 11").

          (2) Addendum No. 1 to the Custodian Agreement dated November 29, 1994 filed as Exhibit 8(d) to PEA No. 11.

          (3) Addendum No. 2 to the Custodian Agreement dated March 29, 1996 filed as Exhibit 8(f) to Post Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (Accession No. 0000893220-96-000957) ("PEA No. 9").

          (4) Addendum No. 3 to the Custodian Agreement dated August 7, 1996 filed as Exhibit 8(i) to Post Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (Accession No. 0000893220-96-001771) ("PEA No. 12").

          (5) Addendum No. 4 to the Custodian Agreement dated August 7, 1996 filed as Exhibit 8(j) to PEA No. 12.

          (6) Addendum No. 5 to the Custodian Agreement dated March 24, 1997 filed as Exhibit 8(n) to Post Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (Accession No. 0000893220-97-001320) ("PEA No. 16").

          (7) Addendum No. 6 to the Custodian Agreement dated February 12, 1997 filed as Exhibit 8(l) to Post Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (Accession No. 0000893220-98-000578) ("PEA No. 19").

          (8) Addendum No. 7 to the Custodian Agreement dated November 18, 1997 filed as Exhibit 8(o) to PEA No. 19.

          (9) Addendum No. 8 to the Custodian Agreement dated December 21, 1998 filed as Exhibit (g)(12) to Post Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A (Accession No. 0000893220-99-000673) ("PEA No. 22").

          (10) Addendum No. 9 to the Custodian Agreement dated September 15, 1999 filed as Exhibit (g)(13) to Post Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (Accession No. 0000893220-99-001176) ("PEA No. 27").

          (11) Addendum No. 10 to the Custodian Agreement dated December 28, 1999 filed as Exhibit (g)(14) to Post Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (Accession No. 0000948221-99-000405) ("PEA No. 28").

          (12) Addendum No. 11 to the Custodian Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit
               (g)(15) to PEA No. 35.

          (13) Addendum No. 12 to the Custodian Agreement between Registrant and The Northern Trust Company dated August 1, 2000 filed as Exhibit
               (g)(16) to PEA No. 35.

          (14) Addendum No. 13 to the Custodian Agreement between Registrant and The Northern Trust Company dated September 26, 2000 filed as Exhibit (g)(17) to PEA No. 35.

          (15) Addendum No. 14 to the Custodian Agreement between Registrant and The Northern Trust Company dated May 17, 2001 filed as Exhibit
               (g)(15) to PEA No. 36.

          (16) Addendum No. 15 to the Custodian Agreement between Registrant and The Northern Trust Company dated October 30, 2001 filed as Exhibit (g)(16) to PEA No. 38.

          (17) Addendum No. 16 to the Custodian Agreement between Registrant and The Northern Trust Company dated July 29, 2003 filed as Exhibit
               (g)(17) to PEA No. 40.

          (18) Addendum No. 17 to the Custodian Agreement between Registrant and The Northern Trust Company dated February 14, 2005 filed as Exhibit (g)(18) to PEA No. 42.

          (19) Addendum No. 18 to the Custodian Agreement between Registrant and The Northern Trust Company dated December 5, 2005 filed as Exhibit (g)(19) to PEA No. 45.

          (20) Form of Addendum No. 19 to the Custodian Agreement between Registrant and The Northern Trust Company filed as Exhibit
               (g)(20) to PEA No. 46.

          (21) Foreign Custody Agreement between Registrant and The Northern Trust Company dated April 1, 1994 filed as Exhibit 8(g) to PEA No. 11.

          (22) Addendum No. 1 to the Foreign Custody Agreement dated April 1, 1998 filed as Exhibit 8(p) to PEA No. 19.

          (23) Addendum No. 2 to the Foreign Custody Agreement dated February 8, 2000 filed as Exhibit (g)(15) to PEA No. 30/31.

          (24) Addendum No. 3 to the Foreign Custody Agreement dated July 31, 2000 filed as Exhibit (g)(19) to PEA No. 35.

          (25) Addendum No. 4 to the Foreign Custody Agreement dated October 30, 2001 filed as Exhibit (g)(21) to PEA No. 38.

          (26) Addendum No. 5 to the Foreign Custody Agreement between Registrant and The Northern Trust Company dated July 29, 2003 filed as Exhibit (g)(23) to PEA No. 40.

          (27) Addendum No. 6 to the Foreign Custody Agreement between Registrant and The Northern Trust Company dated February 14, 2005 filed as Exhibit (g)(25) to PEA No. 42.

          (28) Addendum No. 7 to the Foreign Custody Agreement between Registrant and The Northern Trust Company dated February 17, 2006 filed as Exhibit (g)(28) to PEA No. 46.

          (29) Form of Addendum No. 8 to the Foreign Custody Agreement between Registrant and The Northern Trust Company filed as Exhibit
               (g)(29) to PEA No. 46.

          (30) Form of Addendum No. 9 to the Foreign Custody Agreement between Registrant and The Northern Trust Company filed as Exhibit
               (g)(30) to PEA No. 47.

          (31) Foreign Custody Monitoring Agreement between Registrant and The Northern Trust Company dated July 2, 2001 filed as Exhibit
               (g)(21) to PEA No. 37.

     (h) (1) Transfer Agency Agreement between Registrant and The Northern Trust Company dated April 1, 1994 ("Transfer Agency Agreement") filed as Exhibit 8(b) to PEA No. 11.

          (2) Addendum No. 1 to the Transfer Agency Agreement dated November 29, 1994 filed as Exhibit 8(c) to PEA No. 11.

          (3) Addendum No. 2 to the Transfer Agency Agreement dated March 29, 1996 filed as Exhibit 8(e) to PEA No. 11.

          (4) Addendum No. 3 to the Transfer Agency Agreement dated August 7, 1996 filed as Exhibit 8(h) to PEA No. 12.

          (5) Addendum No. 4 to the Transfer Agency Agreement dated March 24, 1997 filed as Exhibit 8(m) to PEA No. 16.

          (6) Addendum No. 5 to the Transfer Agency Agreement dated February 12, 1997 filed as Exhibit 8(k) to PEA No. 19.

          (7) Addendum No. 6 to the Transfer Agency Agreement dated November 18, 1997 filed as Exhibit 8(q) to PEA No. 19.

          (8) Addendum No. 7 to the Transfer Agency Agreement dated December 21, 1998 filed as Exhibit (h)(11) to PEA No. 22.

          (9) Addendum No. 8 to the Transfer Agency Agreement dated September 15, 1999 filed as Exhibit (h)(9) to PEA No. 27.

          (10) Addendum No. 9 to the Transfer Agency Agreement dated December 28, 1999 filed as Exhibit (h)(10) to PEA No. 28.

          (11) Addendum No. 10 to the Transfer Agency Agreement dated February 8, 2000 filed as Exhibit (h)(15) to PEA No. 30/31.

          (12) Addendum No. 11 to the Transfer Agency Agreement dated July 31, 2000 filed as Exhibit (h)(13) to PEA No. 34.

          (13) Addendum No. 12 to the Transfer Agency Agreement dated August 1, 2000 filed as Exhibit (h)(15) to PEA No. 35.

          (14) Addendum No. 13 to the Transfer Agency Agreement dated August 1, 2000 filed as Exhibit (h)(16) to PEA No. 35.

          (15) Addendum No. 14 to the Transfer Agency Agreement dated May 17, 2001 filed as Exhibit (h)(15) to PEA No. 36.

          (16) Addendum No. 15 to the Transfer Agency Agreement dated October 30, 2001 filed as Exhibit (h)(16) to PEA No. 38.

          (17) Addendum No. 16 to the Transfer Agency Agreement dated February 14, 2005 filed as Exhibit (h)(17) to PEA No. 42.

          (18) Addendum No. 17 to the Transfer Agency Agreement dated December 5, 2005 filed as Exhibit (h)(18) to PEA No. 45.

          (19) Addendum No. 18 to the Transfer Agency Agreement dated February 17, 2006 filed as Exhibit (h)(19) to PEA No. 46.

          (20) Addendum No. 19 to the Transfer Agency dated February 17, 2006 filed as Exhibit (h)(20) to PEA No. 46.

          (21) Form of Addendum No. 20 to the Transfer Agency Agreement filed as Exhibit (h)(21) to PEA No. 46.

          (22) Form of Addendum No. 21 to the Transfer Agency Agreement filed as Exhibit (h)(22) to PEA No. 47.

          (23) Sub-Transfer Agency and Services Agreement between The Northern Trust Company and PFPC Inc. dated February 8, 2000 filed as Exhibit (h)(16) to PEA No. 37.

          (24) Amended and Restated Service Plan, adopted as of April 1, 1999 and most recently revised as of September 15, 1999, and Related Agreement filed as Exhibit (h)(11) to PEA No. 27.

          (25) Amended and Restated Service Plan adopted on April 1, 1994 and amended on May 2, 2000 and filed as Exhibit (h)(16) to PEA No. 34 and Related Forms of Servicing Agreement as amended on February 13, 2004 filed as Exhibit (h)(19) to PEA 40.

          (26) Co-Administration Agreement among Registrant, The Northern Trust Company and PFPC Inc. dated July 31, 2000 filed as Exhibit
               (h)(18) to PEA No. 35.

          (27) Amendment to Co-Administration Agreement among Registrant, The Northern Trust Company and PFPC Inc. dated February 8, 2002 filed as Exhibit (h)(21) to PEA No. 39.

          (28) Amended and Restated Schedule A to the Co-Administration Agreement by and between Northern Funds, The Northern Trust Company and PFPC Inc. dated February 14, 2005 filed as Exhibit
               (h)(23) to PEA No. 42.

          (29) Amended and Restated Schedule A to the Co-Administration Agreement by and between Northern Funds, The Northern Trust Company and PFPC Inc. dated December 5, 2005 filed as Exhibit
               (h)(26) to PEA No. 45.

          (30) Amended and Restated Schedule A to the Co-Administration Agreement by and between Northern Funds, The Northern Trust Company and PFPC Inc. dated February 17, 2006 filed as Exhibit
               (h)(29) to PEA No. 46.

          (31) Form of Amended and Restated Schedule A to the Co-Administration Agreement by and between Northern Funds, The Northern Trust Company and PFPC Inc. filed as Exhibit (h)(30) to PEA No. 46.

          (32) Form of Amended and Restated Schedule A to the Co-Administration Agreement by and between Northern Funds, The Northern Trust Company and PFPC Inc. filed as Exhibit (h)(32) to PEA No. 47.

          (33) Assignment and Assumption Agreement by and among PFPC Inc., The Northern Trust Company and Northern Trust Investments, Inc. dated January 1, 2001 filed as Exhibit (h)(20) to PEA No. 36.

     (i)       Not applicable.

     (j)       Consent of Drinker Biddle & Reath LLP - to be filed by amendment.

     (k)       None.

     (l) (1) Purchase Agreement between Registrant and The Northern Trust Company dated March 31, 1994 filed as Exhibit 13(a) to PEA No. 11.

          (2) Purchase Agreement between Registrant and Miriam M. Allison dated March 14, 1994 filed as Exhibit 13(b) to PEA No. 11.

          (3) Purchase Agreement between Registrant and Miriam M. Allison dated March 31, 1998 for shares of the Mid Cap Growth Fund filed as Exhibit (l)(3) to PEA No. 22.

          (4) Purchase Agreement between Registrant and Miriam M. Allison dated December 31, 1998 for shares of the High Yield Fixed Income Fund filed as Exhibit (l)(4) to PEA No. 22.

          (5) Purchase Agreement between Registrant and Miriam M. Allison dated December 31, 1998 for shares of the High Yield Municipal Fund filed as Exhibit (l)(5) to PEA No. 22.

          (6) Purchase Agreement between Registrant and Miriam M. Allison dated September 3, 1999 for shares of the Small Cap Index Fund filed as Exhibit (l)(6) to PEA No. 27.

          (7) Purchase Agreement between Registrant and The Northern Trust Company dated September 3, 1999 for shares of the Income Equity Fund, Stock Index Fund, Growth Equity Fund, Technology Fund, International Growth Equity Fund and Small Cap Index Fund filed as Exhibit (l)(7) to PEA No. 27.

          (8) Purchase Agreement between Registrant and Martin C. Gawne dated September 30, 1999 for shares of the Small Cap Growth Fund filed as Exhibit (l)(8) to PEA No. 27.

          (9) Purchase Agreement between Registrant and Martin C. Gawne dated September 30, 1999 for shares of the Short-Intermediate U.S. Government Fund filed as Exhibit (l)(9) to PEA No. 27.

          (10) Purchase Agreement between Registrant and Martin C. Gawne dated September 30, 1999 for shares of the California Intermediate Tax-Exempt Fund filed as Exhibit (l)(10) to PEA No. 27.

          (11) Purchase Agreement between Registrant and Martin C. Gawne dated September 30, 1999 for shares of the Arizona Tax-Exempt Fund filed as Exhibit (l)(11) to PEA No. 27.

          (12) Purchase Agreement between Registrant and The Northern Trust Company dated October 1, 1999 for shares of the U.S. Government Fund, Intermediate Tax-Exempt Fund, Fixed Income Fund, Tax-Exempt Fund, California Tax-Exempt Fund, International Fixed Income Fund, Arizona Tax-Exempt Fund, California Intermediate Tax-Exempt Fund and Short-Intermediate U.S. Government Fund filed as Exhibit
               (l)(12) to PEA No. 27.

          (13) Purchase Agreement between Registrant and The Northern Trust Company dated February 14, 2000 for shares of the MarketPower Fund filed as Exhibit (l)(13) to PEA No. 30/31.

          (14) Purchase Agreement between Registrant and Brian R. Curran dated May 8, 2000 for shares of the Global Communications Fund filed as Exhibit (l)(14) to PEA No. 30/31.

          (15) Purchase Agreement between Registrant and The Northern Trust Company dated February 14, 2000 for shares of the Tax-Exempt Money Market Fund filed as Exhibit (l)(15) to PEA No. 30/31.

          (16) Purchase Agreement between Registrant and Brian R. Curran for shares of the Large Cap Value Fund dated August 2, 2000 filed as Exhibit (l)(1) to PEA No. 35.

          (17) Purchase Agreement between Registrant and Brian R. Curran for shares of the Growth Opportunities Fund dated September 22, 2000 filed as Exhibit (l)(2) to PEA No. 35.

          (18) Purchase Agreement between Registrant and Brian R. Curran for shares of the Value Fund dated May 29, 2001 filed as Exhibit
               (l)(18) to PEA No. 38.

          (19) Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Mid Cap Index Fund dated February 14, 2005 filed as Exhibit (l)(19) to PEA No. 42.

          (20) Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the International Equity Index Fund dated February 14, 2005 filed as Exhibit (l)(20) to PEA No. 42.

          (21) Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Enhanced Large Cap Fund dated December 5, 2005 filed as Exhibit (l)(21) to PEA No. 45.

          (22) Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Emerging Markets Equity Fund dated February 17, 2006 filed as Exhibit (l)(22) to PEA No. 46.

          (23) Form of Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Multi-Manager Mid Cap Fund, Multi-Manager Small Cap Fund, and Multi-Manager International Equity Fund filed as Exhibit (l)(23) to PEA No. 46.

          (24) Form of Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Global Real Estate Index Fund filed as Exhibit (l)(24) to PEA No. 47.

     (m) (1) Amended and Restated Distribution and Service Plan, adopted April 1, 1994 and most recently revised as of September 15, 1999, and Related Agreement filed as Exhibit (m) to PEA No. 27.

          (2) Amended and Restated Distribution and Service Plan, adopted April 1, 1994 and most recently revised as of May 2, 2000 and related Agreement filed as Exhibit (m) to PEA No. 34.

          (3) Amended and Restated Distribution and Service Plan, adopted April 1, 1994 and most recently revised as of October 26, 2004 filed as Exhibit (m)(3) to Post Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A, filed on July 28, 2005 (Accession No. 0000950137-05-009176) ("PEA No. 43").

     (n)       None.

     (p) (1) Amended Code of Ethics of the Trust adopted on August 2, 2000 filed as Exhibit (p)(1) to PEA No. 42.

          (2) Amended Code of Ethics of the Trust revised on February 11, 2005 filed as Exhibit (p)(2) to PEA No. 42.

          (3) Amended Code of Ethics of Northern Trust Investments, N.A. filed as Exhibit (p)(3) to PEA No. 42.

          (4) Amended Code of Ethics of Northern Trust Global Investments (Europe) Limited filed as Exhibit (p)(4) to PEA No. 42.

          (5) Code of Ethics of Northern Trust Global Advisors, Inc. filed as Exhibit (p)(5) to PEA No. 46.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          Registrant is controlled by its Board of Trustees.

ITEM 25. INDEMNIFICATION

          Section 3 of Article IV of the Registrant's Agreement and Declaration of Trust, a copy of which is incorporated by reference herein as Exhibit (a)(1), provides for indemnification of the Registrant's officers and Trustees under certain circumstances.

          Section 7 of each Investment Advisory and Ancillary Services Agreements between the Registrant and the investment advisers (together, the "Adviser") provides for indemnification of the Adviser or, in lieu thereof, contribution by Registrant, in connection with certain claims and liabilities to which the Adviser may be subject. Copies of the Investment Advisory and Ancillary Services Agreements are incorporated herein by reference.

          Article 10 of the Co-Administration Agreement dated July 31, 2000 among the Registrant, The Northern Trust Company and PFPC Inc. provides that Registrant will indemnify Registrant's co-administrators against all claims except those resulting from the willful misfeasance, bad faith or negligence of such co-administrators, or the co-administrators' breach of confidentiality. A copy of the Co-Administration Agreement is incorporated herein by reference.

          Section 3 of the Distribution Agreement between the Registrant and Northern Funds Distributors, LLC provides for indemnification of Northern Funds Distributors, LLC, in connection with certain claims and liabilities to which Northern Funds Distributors, LLC, in its capacity as Registrant's distributor, may be subject. A copy of the Distribution Agreement is incorporated herein by reference.

          A mutual fund trustee and officer liability policy purchased by the Registrant insures the Registrant and its Trustees and officers, subject to the policy's coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

     Northern Trust Investments, N.A. ("NTI") and Northern Trust Global Investments Limited ("NTGIL"), each a direct or indirect wholly-owned subsidiary of The Northern Trust Company ("TNTC"), an Illinois state chartered bank, serve as the co-investment advisers of the International Growth Equity Fund, Global Fixed Income Fund and the Fixed Income Fund. Northern Trust Global Investments, Inc. ("NTGA") and NTI serve as co-investment advisers of the Multi-Manager Mid Cap Fund, Multi-Manager Small Cap Fund and Multi-Manager International Equity Fund. NTI serves as the investment adviser of each of the other Funds. NTI, NTGIL and NTGA are each referred to as an "Investment Adviser." TNTC is a wholly-owned subsidiary of Northern Trust Corporation, a bank holding company. NTI is located at 50 South LaSalle Street, Chicago, IL 60603, NTGIL is located at 6 Devonshire Square, London, EC2A 4YE, United Kingdom, and NTGA is located at 300 Atlantic Street, Stamford, Connecticut, 06901. Unless otherwise indicated, NTI, NTGIL, NTGA and TNTC are referred to collectively as "Northern Trust." Set forth below is a list of officers and directors of NTI, NTGIL and NTGA, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years. Most officers and directors of NTI hold comparable positions with TNTC (other than as director), as indicated below, and certain other officers of NTI hold comparable positions with Northern Trust Bank, N.A., a wholly-owned subsidiary of Northern Trust Corporation.

Name and Position with
Investment Adviser (NTI)                   Name of Other Company         Position with Other Company
------------------------                   ---------------------         ---------------------------
Adams Bradford S., Jr.                The Northern Trust Company        Senior Vice President
Senior Vice President

Aitcheson, James A.                   The Northern Trust Company        Senior Vice President
Senior Vice President

Allen-Nichols, Darlene                The Northern Trust Company        Vice President
Vice President

Alongi, David M.                      The Northern Trust Company        Vice President
Vice President

Andersen, Brian E.                    The Northern Trust Company        Vice President
Vice President

Anwar, Raheela Gill                   The Northern Trust Company        Senior Vice President
Senior Vice President

Atkins, Stephen G.                    The Northern Trust Company        Vice President
Vice President

Ayres, Scott R.                       The Northern Trust Company        Vice President
Vice President

Azar, Frederick A.                    The Northern Trust Company        Vice President
Vice President

Balon, Jr., Richard E.                The Northern Trust Company        Vice President
Vice President

Baras, Ellen G.                       The Northern Trust Company        Vice President
Vice President

Barr, Andrea C.                       The Northern Trust Company        Vice President
Vice President

Baskin, Jeremy M.                     The Northern Trust Company        Senior Vice President
Senior Vice President

Beaudoin, Keith J.                    The Northern Trust Company        Vice President
Vice President

Beckman, Carl P.                      The Northern Trust Company        Senior Vice President
Senior Vice President & Treasurer

Benson, Jacquelyn M.                  The Northern Trust Company        Vice President
Vice President

Bergin, Kathryn L.                    The Northern Trust Company        Vice President
Vice President

Bergson, Robert H.                    The Northern Trust Company        Senior Vice President
Senior Vice President

Blair, Timothy P.                     The Northern Trust Company        Vice President
Vice President

Bleecker, Ali K.                      The Northern Trust Company        Vice President
Vice President

Boeckmann, Eric Vonn                  The Northern Trust Company        Vice President
Vice President

Bridgman, James Carey                 The Northern Trust Company        Vice President
Senior Vice President

Bukoll, Martin B.                     The Northern Trust Company        Senior Vice President
Senior Vice President

Campbell, Jr., Richard C.             The Northern Trust Company        Senior Vice President
Senior Vice President

Carberry, Craig R.                    The Northern Trust Company        Senior Attorney
Secretary

Carlson, Mark D.                      The Northern Trust Company        Vice President
Vice President

Carlson, Robert A.                    The Northern Trust Company        Vice President
Vice President

Casey, Edward J.                      The Northern Trust Company        Vice President
Vice President

Clarke-Czochara, Susan                The Northern Trust Company        Vice President
Vice President

Connellan, Kevin Anthony              The Northern Trust Company        Senior Vice President
Senior Vice President

Cubeles, Alain                        The Northern Trust Company        Senior Vice President
Senior Vice President

D'Arienzo, Louis R.                   Northern Trust Bank, N.A.         Vice President
Vice President

Dennehy II, William                   The Northern Trust Company        Vice President
Vice President

Doell, John C.                        The Northern Trust Company        Vice President
Vice President

Dow, Robert John                      The Northern Trust Company        Senior Vice President
Senior Vice President

Driscoll, Peter John                  The Northern Trust Company        Vice President
Vice President

Drucker, Michael J.                   The Northern Trust Company        Vice President
Vice President

Du Mais, Thomas P.                    The Northern Trust Company        Vice President
Vice President

Dudley, Jr., Orie Leslie              The Northern Trust Company        Executive Vice President
Director, Executive                   and Northern Trust Corporation    and Chief Investment Officer
Vice President & CIO

Easow, Benjamin                       The Northern Trust Company        Vice President
Vice President

Egizio, Michael P.                    The Northern Trust Company        Vice President
Vice President

Everett, Steven R.                    The Northern Trust Company        Senior Vice President
Senior Vice President

Flood, Peter J.                       The Northern Trust Company        Senior Vice President
Senior Vice President

Francis, James B.                     The Northern Trust Company        Senior Vice President
Senior Vice President

Free, David J.                        The Northern Trust Company        Vice President
Vice President

Fronk, Christopher A.                 The Northern Trust Company        Vice President
Vice President

Geller, Stephanie L.                  The Northern Trust Company        Vice President
Vice President

Geraghty, Kim Marie                   The Northern Trust Company        Former Vice President
Vice President

Gerlach, Jennifer Ann                 The Northern Trust Company        Vice President
Vice President

Gilbert, George J.                    The Northern Trust Company        Senior Vice President
Senior Vice President

Ginis, Robert E.                      The Northern Trust Company        Senior Vice President
Senior Vice President

Gossett, Mark C.                      The Northern Trust Company        Senior Vice President
Director, Senior Vice President
& COO

Gougler, Frederick A.                 The Northern Trust Company        Vice President
Vice President

Graham, Katherine D.                  The Northern Trust Company        Vice President
Vice President

Gray, Robert S.                       The Northern Trust Company        Senior Vice President
Senior Vice President

Greene, Anne Marie                    The Northern Trust Company        Vice President
Vice President

Griffin, Michelle D.                  The Northern Trust Company        Vice President
Vice President

Grove, Gail M.                        The Northern Trust Company        Vice President
Vice President

Halter, Ann M.                        The Northern Trust Company        Vice President
Vice President

Hammer, Alice S.                      The Northern Trust Company        Vice President
Vice President

Hance, Geoffrey M.                    The Northern Trust Company        Senior Vice President
Senior Vice President

Hare, William A.                      The Northern Trust Company        Vice President
Vice President

Hausken, Philip Dale                  The Northern Trust Company        Senior Vice President
Senior Vice President

Hawkins, Sheri Barker                 The Northern Trust Company        Vice President
Vice President

Haynes, William V.                    The Northern Trust Company        Vice President
Vice President

Hegyi, Kathleen L.                    The Northern Trust Company        Vice President
Vice President

Hiemenz, Kent C.                      The Northern Trust Company        Senior Vice President
Senior Vice President

Hill, Susan                           The Northern Trust Company        Senior Vice President
Senior Vice President

Hockley, Jackson L.                   The Northern Trust Company        Vice President
Vice President

Holland, Jean-Pierre                  The Northern Trust Company        Vice President
Vice President

Honig, Bruce S.                       The Northern Trust Company        Vice President
Vice President

Hyatt, William E.                     The Northern Trust Company        Vice President
Vice President

Inzunza, Richard J.                   The Northern Trust Company        Vice President
Vice President

Iscra, Daniel P.                      The Northern Trust Company        Vice President
Vice President

Iwanicki, John W.                     The Northern Trust Company        Senior Vice President
Senior Vice President

Jacobs, Peter M.                      The Northern Trust Company        Vice President
Vice President

Johnson, Amy L.                       The Northern Trust Company        Vice President
Vice President

Johnston, Barbara M.                  The Northern Trust Company        Vice President
Vice President

Jordan, Robin R.                      The Northern Trust Company        Vice President
Vice President

Joves, Evangeline Mendoza             The Northern Trust Company        Vice President
Vice President

Keating III, Leonard J.               The Northern Trust Company        Vice President
Vice President

Kemp, Glenn E.                        Northern Trust Bank, N.A.         Vice President
Vice President

Kent, Jr., Stephen Krider             The Northern Trust Company        Senior Vice President
Senior Vice President

Kenzer, David T.                      The Northern Trust Company        Vice President
Vice President

King III, Archibald E.                The Northern Trust Company        Senior Vice President
Senior Vice President

Koch, Deborah L.                      The Northern Trust Company        Vice President
Vice President

Kollannur, Robin R.                   The Northern Trust Company        Vice President
Vice President

Korytowski, Donald H.                 The Northern Trust Company        Vice President
Vice President

Kotsogiannis, Nikolas                 The Northern Trust Company        Vice President
Vice President

Krauter, Michael L.                   The Northern Trust Company        Vice President
Vice President

Krieg, John L.                        The Northern Trust Company        Senior Vice President
Senior Vice President

Krull, Gerald M.                      The Northern Trust Company        Vice President
Vice President

Kuhl, Gregory M.                      The Northern Trust Company        Senior Vice President
Senior Vice President

Laciak, Therese M.                    Northern Trust Bank, N.A.         Vice President
Vice President

Laughlin, Roberta J.                  The Northern Trust Company        Vice President
Vice President

Leo, John B.                          The Northern Trust Company        Senior Vice President
Senior Vice President

Logan, Lyle                           The Northern Trust Company        Senior Vice President
Senior Vice President

Ludwig, Jeanne M.                     The Northern Trust Company        Vice President
Vice President

Lyons, William A.                     The Northern Trust Company        Vice President
Vice President

Marchese, Peter                       The Northern Trust Company        Vice President
Vice President

Marcoline, Peter                      The Northern Trust Company        Vice President
Vice President

Marshe, Daniel James                  The Northern Trust Company        Vice President
Vice President

Mastuantuono, Deborah A.              The Northern Trust Company        Vice President
Vice President

Matturi, Alexander J., Jr.            Northern Trust Bank, N.A.         Senior Vice President
Senior Vice President

McCart, Mary Jane                     The Northern Trust Company        Senior Vice President
Senior Vice President

McDonald, James D.                    The Northern Trust Company        Senior Vice President
Senior Vice President

McGregor, Timothy T.                  The Northern Trust Company        Senior Vice President
Senior Vice President

McHugh, David K.                      The Northern Trust Company        Senior Vice President
Senior Vice President

Mecca, Melinda S.                     The Northern Trust Company        Senior Vice President
Senior Vice President

Mehta, Ashish R.                      The Northern Trust Company        Vice President
Vice President

Mendel, Roger A.                      The Northern Trust Company        Vice President
Vice President

Meservey, Marilyn J.                  The Northern Trust Company        Vice President
Vice President & Asst. Treasurer

Michaels, Peter M.                    The Northern Trust Company        Vice President
Vice President

Misik, Tomothy A.                     The Northern Trust Company        Vice President
Vice President

Mitchell, Robert G.                   The Northern Trust Company        Vice President
Vice President

Muench, Scott O.                      Northern Trust Bank, N.A.         Vice President
Vice President

Murphy, Shaun D.                      The Northern Trust Company        Vice President
Vice President

Musial, Tim                           The Northern Trust Company        Vice President
Vice President

Musick, J. Scott                      The Northern Trust Company        Vice President
Vice President

Myre, Matthew L.                      The Northern Trust Company        Vice President
Vice President

Nellans, Charles J.                   The Northern Trust Company        Vice President
Vice President

Nelligan, Barbara                     The Northern Trust Company        Vice President
Vice President

Nickey, William M.                    The Northern Trust Company        Vice President
Vice President

O'Brien, Thomas E.                    The Northern Trust Company        Vice President
Vice President

O'Connor, Eileen M.                   The Northern Trust Company        Vice President
Vice President

O'Donnell, Kevin Joseph               The Northern Trust Company        Vice President
Vice President

O'Shaughnessy, Kevin J.               The Northern Trust Company        Vice President
Vice President

Peterson, C. Richard                  The Northern Trust Company        Vice President
Vice President

Phelan, Daniel J.                     The Northern Trust Company        Vice President
Vice President

Pollak, Donald R.                     The Northern Trust Company        Senior Vice President
Senior Vice President

Potter, Stephen N.                    The Northern Trust Company        Executive Vice President
Director & Executive Vice President

Pries, Katie D.                       The Northern Trust Company        Vice President
Vice President

Quinn, Patrick D.                     The Northern Trust Company        Vice President
Vice President

Rakowski, Andrew F.                   The Northern Trust Company        Vice President
Vice President

Rakvin, Chad M.                       The Northern Trust Company        Vice President
Vice President

Ranaldi, Anna Maria                   The Northern Trust Company        Vice President
Vice President

Reeder, Brent D.                      The Northern Trust Company        Vice President
Vice President

Reller, Jacqueline R.                 The Northern Trust Company        Vice President
Vice President

Renaud, Donna Lee                     The Northern Trust Company        Vice President
Vice President

Riggins, Amy D.                       The Northern Trust Company        Vice President
Vice President

Ringo, Wesley L.                      The Northern Trust Company        Senior Vice President
Senior Vice President

Rivera, Maria                         Northern Trust Bank, N.A.         Vice President
Vice President

Robertson, Alan W.                    The Northern Trust Company        Senior Vice President
Senior Vice President

Robertson, Colin A.                   The Northern Trust Company        Senior Vice President
Senior Vice President

Rocha, Heather Parkes                 The Northern Trust Company        Vice President
Vice President

Rochford, Kevin J.                    The Northern Trust Company        Senior Vice President
Director

Rowohlt, Theresa M.                   The Northern Trust Company        Vice President
Vice President

Runquist, Lori Rae                    The Northern Trust Company        Senior Vice President
Senior Vice President

Ryer, Alexander D.                    The Northern Trust Company        Vice President
Vice President

Sagraves, Barry R.                    Northern Trust Global             Senior Vice President
Director                              Investments Ltd.

Salata, Timothy J.                    The Northern Trust Company        Vice President
Vice President

Sanchez, Vanessa M.                   The Northern Trust Company        Vice President
Vice President

Santiccioli, Steven J.                Northern Trust Bank, N.A.         Vice President
Vice President

Schoenfeld, Steven A.                 The Northern Trust Company        Senior Vice President
Senior Vice President

Schweitzer, Eric K.                   The Northern Trust Company        Senior Vice President
Senior Vice President

Sclafani, Guy J.                      The Northern Trust Company        Vice President
Vice President

Seward, Richard Raymond               The Northern Trust Company        Vice President
Vice President

Short, Robert C.                      The Northern Trust Company        Vice President
Vice President

Skjervem, John D.                     The Northern Trust Company        Senior Vice President
Senior Vice President

Skowron, Gail A.                      The Northern Trust Company        Vice President
Vice President

Southworth, Theodore T.               The Northern Trust Company        Senior Vice President
Senior Vice President

Streed, Robert N.                     The Northern Trust Company        Senior Vice President
Senior Vice President

Stefani, Deborah Boyer                The Northern Trust Company        Vice President
Vice President

Stumphler, Anton D.                   The Northern Trust Company        Vice President
Vice President

Sullivan, Carol H.                    The Northern Trust Company        Vice President
Vice President

Sullivan, Kevin P.                    The Northern Trust Company        Vice President
Vice President

Syring, Ann F.                        The Northern Trust Company        Senior Vice President
Senior Vice President

Szaflik, Carolyn B.                   Northern Trust Bank, N.A.         Vice President
Vice President

Szostak II, Jon E.                    The Northern Trust Company        Vice President
Vice President

Szymanek, Frank D.                    The Northern Trust Company        Vice President
Vice President

Taccetta, Scott                       Northern Trust Securities, Inc.   Vice President
Vice President & Controller

Taylor, Brad L.                       The Northern Trust Company        Vice President
Vice President

Tome, Craig E.                        The Northern Trust Company        Vice President
Vice President

Toms, Matthew                         The Northern Trust Company        Vice President
Vice President

Toth, Terence J.                      The Northern Trust Company        Executive Vice President
Chairman, President & CEO                                               & President NTGI

Touhey, Gerard M.                     The Northern Trust Company        Vice President
Vice President

Trethaway, Jennifer Kamp              The Northern Trust Company        Senior Vice President
Senior Vice President

Turner, Betsy Licht                   The Northern Trust Company        Senior Vice President
Senior Vice President

Tushman, Matthew R.                   The Northern Trust Company        Vice President
Vice President

Van Liew, Kristina Marie              The Northern Trust Company        Senior Vice President
Senior Vice President

Vardas, Michael A.                    The Northern Trust Company        Senior Vice President
Director & Senior Vice President

Vigsnes II, Richard Allan             The Northern Trust Company        Vice President
Vice President

Waddell, Frederick H.                 The Northern Trust Company        President C&IS
Director

Walker, Sharon M.                     Northern Trust Bank, N.A.         Vice President
Vice President

Weller II, Andrew M.                  The Northern Trust Company        Vice President
Vice President

Wennlund, Lloyd A.                    The Northern Trust Company        Executive Vice President
Director and Executive                Northern Trust Securities, Inc.   President
Vice President

Wetter, Steven R.                     The Northern Trust Company        Vice President
Vice President

Wilken, Heather Ryan                  The Northern Trust Company        Vice President
Vice President

Wilkins, Anthony E.                   The Northern Trust Company        Senior Vice President
Senior Vice President

Winters, Marie C.                     The Northern Trust Company        Vice President
Vice President

Wong, Kai Yee                         Northern Trust Bank, N.A.         Vice President
Vice President

Wosneski, Keith A.                    The Northern Trust Company        Vice President
Vice President

Wright, Mary Kay                      The Northern Trust Company        Vice President
Vice President

Zutshi, Ajay                          The Northern Trust Company        Vice President
Vice President

Name and Position with                                                        Position with
Investment Adviser (NTGIL)               Name of Other Company                Other Company
--------------------------               ---------------------                -------------
Ballantyne, Melissa
Vice President

Bartholomew, Richard E.
Senior Vice President

Bowers, Wayne George
Senior Vice President

Clay, Matthew D.
Vice President

Cooke, Lucy
Vice President

Davidson, Ian Graham
Vice President

deBoer, Heiko Jelle
Vice President

Dowds, Stephen
Senior Vice President

Dudley, Jr., Orie Leslie              The Northern Trust Company        Executive Vice President
Director                              Northern Trust Investments        Director and Executive
                                                                        Vice President

Greenwood, Matthew J.
Vice President

Harper, Kate
Vice President

Hogarth, Gordon N.
Senior Vice President

Jackson, Sue
Vice President

Jones, Diane E.
Vice President

Lander, Kate
Vice President

Marchand, Marina
Vice President

Murshed, Sara
Vice President

Pesci, Marvello
Vice President

Potter, Stephen N.                    The Northern Trust Company        Executive Vice President
Director & Chief Executive Officer    Northern Trust Investments        Director

Rebelo, Bert
Vice President

Ring, Nicholas
Director & Senior Vice President

Rochford, Kevin                       The Northern Trust Company        Senior Vice President
Director

Rothon, David
Vice President

Rothwell, Richard Farrar
Vice President

Sagraves, Barry
Director and
Senior Vice President

Watson, Stephen D.
Vice President

White, Antony K.
Vice President

Winkle, Elinor
Vice President

Name and Position with
Investment Adviser (NTGA)                  Name of Other Company          Position with Other Company
-------------------------                  ---------------------          ---------------------------
Alley, Brayton                        Northern Trust Company of         Vice President
Vice President                        Connecticut ("NTCC")

Bartholomew, Barabara J               NTCC                              Vice President, Controller
Vice President, Controller

Black, Dahlia                         NTCC                              Officer
Officer

Brister, John                         NTCC                              Officer
Officer

Carberry, Craig R.
Assistant Secretary

Castillo, Julie H.                    NTCC                              Vice President
Vice President

Cherian, Satish                       NTCC                              Assistant Vice President
Assistant Vice President

Colangelo, Rossana A.                 NTCC                              Senior Vice President
Senior Vice President

Dari, Mark R.                         NTCC                              Assistant Vice President
Assistant Vice President

Debrah, Diane                         NTCC                              Officer
Officer

Dorchiney, Bradley M.
Vice President

Dreyer, Stephen A.                    NTCC                              Officer
Officer

Dudley, Orie L., Jr.                  NTGIL                             Director
Director                              NTCC                              Director

Duggan, Robert                        NTCC                              Assistant Vice President
Assitant Vice President

Dykstra, David J.                     NTCC                              Executive Vice President
Executive Vice President

Fradkin, Steven L.
Director

Furnari, Robert D.                    NTCC                              Executive Vice President
Executive Vice President

Gautham, Ravi A.                      NTCC                              Senior Vice President
Senior Vice President

Goodman, Kristen                      NTCC                              Vice President
Vice President

Gyorgy, Robert                        NTCC                              Assistant Vice President
Assistant Vice President

Hart, Jessica A.                      NTCC                              Vice President
Vice President

Hersted, Jillian                      NTCC                              Officer
Officer

Hsueh, Eric                           NTCC                              Officer
Officer

Huffman, William T., Jr.              NTGA-Canada                       Director
Chairman, President, CEO              NTGA-United Kingdom               Director

Jackson, Lori S.                      NTCC                              Assistant Vice President
Assistant Vice President

Johnson, Lizabeth R.                  NTCC                              Vice President
Vice President

Jones, Larry                          NTCC                              Executive Vice President
Executive Vice President

Jostes, Scott                         NTCC                              Senior Vice President
Senior Vice President

Karacsony, Zoltan                     NTCC                              Vice President
Vice President

Kimsey, Darren                        NTCC                              Vice President
Vice President

Krum, Edward O.                       NTCC                              Vice President
Vice President

Lee, Sonia                            NTCC                              Officer
Officer

Levin, Heidi J.
Vice President

McCareins, John M.                    NTCC                              Vice President
Vice President

McInerney, Joseph W.                  NTCC                              Senior Vice President &
Senior Vice President & COO                                             COO

Meegan, Michael T.                    NTCC                              Senior Vice President
Senior Vice President

Miller, Otto F.                       NTCC                              Officer
Officer

Miller, Steven A.                     NTCC                              Senior Vice President
Senior Vice President

Morgan, Robert P.
Senior Vice President

Morrison, William L.
Director

Neubelt, Nicole R.                    NTCC                              Assistant Vice President
Assistant Vice President

Pace, Laura A.                        NTGA - Canada                     Secretary
Senior Vice President                 NTCC                              Senior Vice President
Secretary & COO                                                         Secretary & COO

Patel, Viraj                          NTCC                              Officer
Officer

Potter, Stephen N.                    NTGIL                             Director & CEO
Director                              NTGA - United Kingdom             Director
Rutley, Todd                          NTCC                              Senior Vice President
Senior Vice President

Serfling, John L.                     NTCC                              Vice President
Vice President

Shek, Frederick                       NTCC                              Vice President
Vice President

Sikora, Kazimierz                     NTCC                              Vice President
Vice President

Silverman, Caryn                      NTGA - Canada                     Vice President, CFO &
Senior Vice President, CFO                                              Treasurer
Treasurer & Assistant Secretary       NTCC                              Senior Vice President,
                                                                        CFO & Treasurer

Simoncek, Trista D.                   NTCC                              Vice President
Vice President

Sjoholm, Edwina W.                    NTCC                              Vice President
Vice President

Smith, Andrew                         NTGA - Canada                     Director, Senior Vice President
Senior Vice President &               NTGA - United Kingdom             Director
CIO                                   NTCC                              Senior Vice President & CIO

Staley, Nina B.                       NTCC                              Senior Vice President
Senior Vice President

Standring, Melissa A.                 NTCC                              Vice President
Vice President

Stemme, Kenneth W.                    NTCC                              Senior Vice President
Senior Vice President

Sutton, Frank                         NTCC                              Vice President
Vice President

Toth, Terence J.
Director

Townes, Murdis                        NTCC                              Officer
Officer
Tretheway, Jennifer K.                NTCC                              Executive Vice President
Executive Vice President

Vella, Christopher E.                 NTCC                              Senior Vice President
Senior Vice President

Waddell, Frederick H.
Director

Weis, Irene                           NTCC                              Assistant Vice President
Assistant Vice President

White, Eileen                         NTCC                              Officer
Officer

Wood, Elaine                          NTCC                              Officer
Officer

Zanolla, Anthony                      NTCC                              Vice President
Vice President

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) Northern Funds Distributors, LLC (the "Distributor"), acts as distributor for Northern Funds pursuant to a distribution agreement dated December 31, 2000. The Distributor also acts as underwriter for Northern Institutional Funds.

     (b) The information required by this Item 27(b) with respect to each director, officer, or partner of Northern Funds Distributors, LLC is incorporated by reference to Schedule A of Form BD filed by Northern Funds Distributors, LLC with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (File No. 8-51242).

     (c)  Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

          The Agreement and Declaration of Trust, By-Laws and minute books of the Registrant are in the physical possession of PFPC Inc., 99 High Street, 27th Floor, Boston, Massachusetts 02110. Records for Northern Funds Distributors, LLC, the distributor, are located at 760 Moore Road, King of Prussia, PA 19406. All other accounts, books and other documents required to be maintained under
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of The Northern Trust Company, 50 S. LaSalle Street, Chicago, Illinois 60603 and NTI, 50 S. LaSalle Street, Chicago Illinois 60603.

ITEM 29. MANAGEMENT SERVICES

          Not Applicable.

ITEM 30. UNDERTAKINGS

          Not Applicable.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment No. 48 pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 48 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 8th day of June, 2006.

                                        NORTHERN FUNDS


                                        By: /s/ Lloyd A. Wennlund
                                            ------------------------------------
                                            Lloyd A. Wennlund
                                            President

          Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 48 to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                 Name                            Title               Date
                 ----                            -----               ----


/s/ Lloyd A. Wennlund                    President (Principal    June 8, 2006
--------------------------------------   Executive Officer)
Lloyd A. Wennlund


/s/ Stuart N. Schuldt                    Treasurer (Principal    June 8, 2006
--------------------------------------   Financial Officer and
Stuart N. Schuldt                        Principal Accounting
                                         Officer)


/s/ William L. Bax                       Trustee                 June 8, 2006
--------------------------------------
William L. Bax


/s/ Richard G. Cline                     Trustee                 June 8, 2006
--------------------------------------
Richard G. Cline


/s/ Edward J. Condon, Jr.                Trustee                 June 8, 2006
--------------------------------------
Edward J. Condon, Jr.


/s/ Sharon Gist Gilliam                  Trustee                 June 8, 2006
--------------------------------------
Sharon Gist Gilliam


/s/ Sandra Polk Guthman                  Trustee                 June 8, 2006
--------------------------------------
Sandra Polk Guthman



/s/ Michael E. Murphy                    Trustee                 June 8, 2006
--------------------------------------
Michael E. Murphy


/s/ Mary Jacobs Skinner                  Trustee                 June 8, 2006
--------------------------------------
Mary Jacobs Skinner


/s/ Richard P. Strubel                   Trustee                 June 8, 2006
--------------------------------------
Richard P. Strubel


/s/ Terence J. Toth                      Trustee                 June 8, 2006
--------------------------------------
Terence J. Toth